                                         SUPPLEMENT DATED SEPTEMBER 30, 1997 TO
                           STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1,1997


              TRAVELERS SERIES TRUST:  FEDERATED STOCK PORTFOLIO


The nonfundamental investment policies of the Federated Stock Portfolio have been amended as follows:

The nonfundamental investment policies of the Federated Stock Portfolio permit it to:

        -- invest up to 15% of the value of the Portfolio in American Depository Receipts ("ADRs").


SAI                                                                      9/97
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                                         SUPPLEMENT DATED SEPTEMBER 30, 1997 T0
                          STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997


               TRAVELERS SERIES TRUST:  QUALITY BOND PORTFOLIO


The nonfundamental investment policies of the Travelers Quality Bond Portfolio have been amended to include the following:

The nonfundamental investment policies of Travelers Quality Bond Portfolio permit it to:

        -- invest up to 15% of its assets in illiquid securities.


SAI                                                                     9/97